10-Q CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Operating expenses:
Research and development					$ 17,482		$ 22,964		$ 59,504		$ 21,125
Selling, general and administrative					12,958		4,611		12,925		4,358
Total operating expenses					30,440		27,575		72,429		25,483
Loss from operations					(30,440)		(27,575)		(72,429)		(10,483)
Other income (expense), net:
Other					287		(73)		93		15
Interest income					3,251		252		2,189		4
Total other income, net					3,538		179		2,282		19
Net loss	$ (10,254)	$ (16,648)	$ (14,726)	$ (12,670)	(26,902)		(27,396)		(69,968)	[1]	(10,811)	[1]
Other comprehensive income:
Unrealized gain on marketable securities	$ (61)	$ (7)	$ (14)		(68)		(14)		6	[1]	0
Comprehensive loss					$ (26,970)		$ (27,410)		$ (69,962)		$ (10,811)
Net loss per share attributable to common stockholders-basic					$ (1.77)		$ (14.02)		$ (35.71)		$ (5.65)
Net loss per share attributable to common stockholders-diluted					$ (1.77)		$ (14.02)		$ (35.71)		$ (5.65)
Weighted-average Class A common shares outstanding, basic (in shares)					15,163,103	[2]	1,953,464	[2]	1,959,091,000	[3]	1,911,850,000	[3]
Weighted-average Class A common shares outstanding, diluted (in shares)					15,163,103	[2]	1,953,464	[2]	1,959,091,000	[3]	1,911,850,000	[3]

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3. See Note 2 for further information on weighted-average common shares outstanding.
[3]	Retroactively recast for the reverse recapitalization as described in Note 1.